Other non-current liabilities - Other non-current liability (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other non-current liabilities
Liabilities to BeST investment agreement	₺ 1,640,828	₺ 1,707,760
Deferred revenue	312,506	278,405
Other non-current liabilities	₺ 1,953,334	₺ 1,986,165